Expenses by nature	3 Months Ended
Mar. 31, 2025
Expenses by nature [Abstract]
Expenses by nature
3.	Expenses by nature

The following table provides the consolidated statement of comprehensive loss classification of our expense by nature:

	Three months ended March 31,
	2025	2024
	$’000	$’000
External research and development expenses	5,422	7,047
Employee expenses[1]	2,385	1,548
Depreciation	6	6
Other expenses	39	57
Total research and development expenses	7,852	8,658

External costs	2,869	1,915
Employee expenses[2]	1,941	881
Depreciation	70	74
Total general and administrative expenses	4,880	2,870
Total operating expenses	12,732	11,528

[1]Included in employee expenses is share based compensation expense of $0.7 million and $0.2 million for the three months ended March 31, 2025 and 2024, respectively, relating to employees in the research and development department.

[2]Included in employee expenses is share based compensation expense of $0.9 million and $0.1 million for the three months ended March 31, 2025 and 2024, respectively, relating to employees in the general and administrative department.
Foreign exchange loss/gain
Foreign exchange loss of $0.6 million for the three months ended March 31, 2025 (foreign exchange gain of $1.3 million for the three months ended March 31, 2024) consists primarily of losses (2024: gains) related to the translation of the U.S. dollar cash and other financial assets balance into euro in the accounts of the Company’s subsidiary, GH Research Ireland Limited, whose functional currency is euro as explained in the Group’s consolidated financial statements for the year ended December 31, 2024.

At March 31, 2025, if the U.S. dollar had weakened/strengthened by 10% against the euro with all other variables held constant, the loss before tax for the three months ended March 31, 2025, would have been $1.3 million higher/lower, mainly related to the translation of cash and other financial assets held in U.S. dollar in the Company’s subsidiary, GH Research Ireland Limited. This would be offset by an equivalent amount within Other Comprehensive Income.